Intangible Assets - Disclosure of Detailed Information About Sensitivity to Changes in Assumptions (Detail)	12 Months Ended
Dec. 31, 2019
Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.40%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 4.9x
Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.50%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 1.6x
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.30%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 4.7x
Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	1.90%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 13.9x
Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.40%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 38.5x
Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	1.40%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 1.1x
Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.80%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 3.4x
Panama [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.20%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 9.7x
Uruguay [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.30%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 3x